Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Pacific Stock Index Fund - Investor Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	$ 27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard European Stock Index Fund - Investor Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard European Stock Index Fund - Institutional Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Pacific Stock Index Fund - Institutional Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Emerging Markets Stock Index Fund - Institutional Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard Emerging Markets Stock Index Fund - Investor Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	106
5 YEAR	185
10 YEAR	418
Vanguard Pacific Stock Index Fund - Admiral Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard European Stock Index Fund - Admiral Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard European Stock Index Fund - Signal Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Pacific Stock Index Fund - Signal Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Emerging Markets Stock Index Fund - Signal Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard European Stock Index Fund - Institutional Plus Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Pacific Stock Index Fund - Institutional Plus Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	$ 128